Vehicles and equipment on operating leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Leases Disclosure [Line Items]
Rental income from vehicles and equipment on operating leases	¥ 726,515	¥ 586,983	¥ 476,935